GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One	€ 46
Future Amortization Expense Year Two	35
Future Amortization Expense Year Three	23
Future Amortization Expense Year Four	16
Future Amortization Expense Year Five	16
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	59	$ 68	€ 53	€ 58
Change In International [Abstract]
Goodwill impairment of subsidiary	105
Goodwill impairment of private equity business of Group	104
Core Deposits
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value			3
Customer Relationships
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value			2
Trade Names
Goodwill Software And Other Intagibles Textual Details [Line Items]
Net book value			8
Trade Names
Acquired Indefinite Lived Intangible Assets [Line Items]
Net book value of acquired entities	110		106
Mutual Funds Contracts
Acquired Indefinite Lived Intangible Assets [Line Items]
Net book value of acquired entities	€ 2		€ 2